Employee benefit obligation (Tables)	12 Months Ended
Dec. 31, 2022
Employee benefit obligation
Schedule of actuarial assumptions used for the valuation of the retirement indemnity, and provision for the retirement indemnity

	AS OF DECEMBER 31,
	2021	2022

	Voluntary retirement
Retirement age	between 65 and 67 years old
Collective agreement	Pharmaceutical industry	Pharmaceutical industry
Discount rate (IBOXX Corporates AA)	0.98%	3.77%
Mortality table	INSEE 2017	INSEE: TH/TF 2016 - 2018
Salary increases	2.00%	3.00%
Turn-over	Medium	Medium
Social security contributions	43%	44%

(amounts in thousands of euros)	Employee benefit obligation
As of January 1, 2021	188
Service cost	40
Interests cost	1
Actuarial gains and losses	(23)
As of December 31, 2021	205
Service cost	53
Interests cost	4
Actuarial gains and losses	(80)
As of December 31, 2022	183